January 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Enhanced Short-Term Bond Active ETF | CSHP | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares Enhanced Short-Term Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
France — 8.2%
France Treasury Bill BTF
0.00%, 03/11/26(a)(b)	EUR5,115	$6,050,889
0.00%, 03/18/26(a)(b)	EUR8,227	9,728,151
		15,779,040
Japan — 5.0%
Japan Treasury Discount Bill, 0.00% 03/30/26(b)	JPY1,500,750	9,686,322
Total Foreign Government Obligations — 13.2% (Cost: $25,071,399)		25,465,362
U.S. Treasury Obligations
U.S. Treasury Bill
3.63%, 05/05/26(c)	$27,418	27,167,361
3.64%, 03/19/26(c)	46,202	45,992,512
3.64%, 04/09/26(c)	13,875	13,784,005
3.65%, 03/10/26(c)	6,219	6,196,852
3.67%, 03/24/26(c)	43,543	43,322,955
3.68%, 03/17/26(c)	21,631	21,537,292
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/26	2,922	2,920,327
0.13%, 07/15/26	2,917	2,923,895
0.13%, 10/15/26	2,928	2,926,130
Total U.S. Treasury Obligations — 86.7% (Cost: $166,723,734)		166,771,329
Security	Shares	Value
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	36,820,000	$36,820,000
Total Money Market Funds — 19.2% (Cost: $36,820,000)		36,820,000
Total Investments — 119.1% (Cost: $228,615,133)		229,056,691
Liabilities in Excess of Other Assets — (19.1)%		(36,663,926)
Net Assets — 100.0%		$192,392,765

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Zero-coupon bond.
(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$870,000	$35,950,000 (a)	$—	$—	$—	$36,820,000	36,820,000	$63,322 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
3-mo. Euro EURIBOR	131	06/14/27	$37,987	$29,637
3-mo. SOFR	105	06/15/27	25,413	(17,355)
				12,282
Short Contracts
90-day AUD bank bill	16	06/10/27	11,024	(559)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Enhanced Short-Term Bond Active ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
3-mo. CORRA	99	06/15/27	$17,722	$(16,614)
3-mo. SONIA	81	06/15/27	26,762	20,831
				3,658
				$15,940
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	115,555	EUR	97,725	Barclays Bank PLC	03/11/26	$(480)
USD	5,881,158	EUR	5,017,214	Morgan Stanley & Co. International PLC	03/11/26	(76,093)
USD	185,915	EUR	157,176	Barclays Bank PLC	03/18/26	(771)
USD	62,880	EUR	53,419	Goldman Sachs & Co.	03/18/26	(569)
USD	9,438,535	EUR	8,016,000	Morgan Stanley & Co. International PLC	03/18/26	(82,491)
USD	9,617,006	JPY	1,500,750,000	UBS AG	03/30/26	(126,099)
						(286,503)
						$(286,503)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Foreign Government Obligations	$—	$25,465,362	$—	$25,465,362
U.S. Treasury Obligations	—	166,771,329	—	166,771,329
Money Market Funds	36,820,000	—	—	36,820,000
	$36,820,000	$192,236,691	$—	$229,056,691
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$50,468	$—	$—	$50,468

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Enhanced Short-Term Bond Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$—	$(286,503)	$—	$(286,503)
Interest Rate Contracts	(34,528)	—	—	(34,528)
	$15,940	$(286,503)	$—	$(270,563)

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts.  Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
CORRA	Canadian Overnight Repo Rate
EURIBOR	Euro Interbank Offered Rate

SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate